Intangible Asset (Details) - USD ($)		6 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 25, 2023
Intangible Asset [Abstract]
Cash payments		$ 4,540,000		$ 4,540,000			$ 689,000
Exceeds amount				1,120,000
Purchase costs				321,000
Warrants to purchase		$ 15,000,000		$ 15,000,000
Exercise price (in Dollars per share)		$ 7		$ 7
Exercise period		5 years		5 years
Gross sales	$ 100,000,000
Ordinary shares price closes (in Dollars per share)	$ 10
Amount total		$ 4,861,000		$ 4,861,000
Amortized over period		10 years		10 years
Impairment to its intangible asset				$ 1,042,000
Revenue term				8 years 8 months 12 days
Growth rate, percentage				13.80%
Long term, percentage				2.00%
Discount rate, percentage				20.60%
Intangible asset		183	$ 243	$ 486,000	$ 144,000
Purchase costs		$ 321